Related party disclosure (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of related party disclosure

During the years 2018, 2017 and 2016, the Company carried out the following transactions with its parent company Inversiones ASPI S.A.
and its affiliates:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Income
Inversiones ASPI S.A. (ASPI)
Income from office lease	12	12	13
Fees for management and administrative services	548	595	1,095

Servicios Corporativos Pacasmayo S.A.C. (Sercopa)
Income from office lease	—	3	13
Fees for management and administrative services	—	2	8

Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 29	339	336	326
Income from office lease	318	315	348

Fossal S.A.A. (Fossal)
Income from office lease	12	16	—
Fees for management and administrative services	42	46	—

Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	26	40	—
Fees for management and administrative services	1,175	917	—

Expense
Security services provided by Compañía Minera Ares	2,059	1,195	1,301

Other
Investment shares on Fossal S.A.A. from spin-off, note 1.3 and 9	—	21,206	—

Schedule of rights and obligations with Inversiones and its affiliates

As a result of these transactions, the Company had the following rights and obligations with Inversiones ASPI S.A. and its affiliates as of December 31, 2018 and 2017:

	2018		2017
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Fosfatos del Pacífico S.A.	1,487	—	—	—
Inversiones ASPI S.A.	1,240	—	641	—
Compañía Minera Ares S.A.C.	242	209	339	516
Otros	240	—	392	—

	3,209	209	1,372	516